SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Year	Dec. 31, 2020 CAD ($) Year
Disclosure of classes of share capital [abstract]
Weighted-average fair value of options | $	$ 3.37	$ 1.02
Risk-free interest rate	0.66%	1.08%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	66.00%	61.00%
Expected options life in years | Year	3.85	3.82